Basis of Presentation and Consolidation (Details) $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 16, 2016	Jul. 12, 2016 USD ($) shares	Dec. 28, 2015	Sep. 08, 2015 USD ($)	Dec. 31, 2015 operating_segment	Sep. 30, 2016 subsidiary	Jun. 30, 2016 subsidiary
Class of Stock [Line Items]
Number of subsidiaries | subsidiary						9	9
Ownership percentage						60.00%
Minority interest (more than)							4.99%
Number of reportable segments | operating_segment					3,000
Contingent consideration				$ 2,250
Common Stock
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.05		0.001
Subsequent Event | Common Stock
Class of Stock [Line Items]
Reverse stock split, conversion ratio	0.05
Rant, Inc.
Class of Stock [Line Items]
Liabilities assumed in acquisition		$ 1,990
Contingent consideration		$ 3,000
Fully diluted ownership percentage (as a percent)		22.00%
Rant, Inc. | Series E Convertible Preferred Stock
Class of Stock [Line Items]
Series E Preferred Stock issued (in shares) | shares		4,435
Rant, Inc. | Subsequent Event
Class of Stock [Line Items]
Liabilities assumed in acquisition		$ 2,000
Contingent consideration		$ 3,000
Fully diluted ownership percentage (as a percent)		22.00%
Rant, Inc. | Subsequent Event | Series E Convertible Preferred Stock
Class of Stock [Line Items]
Series E Preferred Stock issued (in shares) | shares		4,435
DDGG | Affiliated Entity
Class of Stock [Line Items]
Minority interest (more than)							49.00%